CONSOLIDATED UNAUDITED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Research and development expenses, net	$ 3,545	$ 2,781	$ 7,673	$ 5,187
General and administrative expenses	1,343	1,142	3,100	2,293
Operating loss	4,888	3,923	10,773	7,480
Finance Income (loss), net	81	5	132	(4)
Loss before income tax	4,807	3,918	10,641	7,484
Net loss for the period	$ 4,807	$ 3,918	$ 10,641	$ 7,484
Loss per share:
Net loss per ordinary share basic	$ 0.04	$ 0.06	$ 0.1	$ 0.11
Net loss per ordinary share diluted	$ 0.04	$ 0.06	$ 0.1	$ 0.11
Weighted average number of ordinary shares outstanding - basic	116,411,949	70,485,435	109,561,120	69,284,917
Weighted average number of ordinary shares outstanding - diluted	116,411,949	70,485,435	109,561,120	69,284,917